Note 16 - Nonrecourse Debt (Detail) - Nonrecourse Debt Obligations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Note payable to bank, quarterly installment amount (in Dollars)	$ 0.00	$ 0.00
Woodstock Hills Collateral [Member]
Non Recourse Debt Note payable to bank interest rate	5.50%	5.50%
Note payable to bank, quarterly installment amount (in Dollars)	$ 82,031	$ 82,031
Valley View Wind Farm Collateral Member
Non Recourse Debt Note payable to bank interest rate	3.50%	3.50%